Financial assets and liabilities - Liquidity risk (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		$ 1,836,000
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 5,157	14,220
Future cash flows	5,439	15,865
Liquidity risk | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	3,879	7,907
Liquidity risk | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	1,240	7,645
Liquidity risk | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	320	313
Liquidity risk | Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	3,382	3,028
Future cash flows	3,382	3,028
Liquidity risk | Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	3,382	3,028
Liquidity risk | Long-term debt
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount		9,135
Future cash flows		10,399
Liquidity risk | Long-term debt | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows		4,353
Liquidity risk | Long-term debt | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows		6,046
Liquidity risk | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	1,676	1,836
Future cash flows	1,958	2,206
Liquidity risk | Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	398	294
Liquidity risk | Lease liabilities | Between 1 year and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	1,240	1,599
Liquidity risk | Lease liabilities | Greater than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	320	313
Liquidity risk | Other liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	99	221
Future cash flows	99	232
Liquidity risk | Other liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future cash flows	$ 99	$ 232